Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information
Entity Registrant Name	Gold Standard Ventures Corp.
Entity Central Index Key	0001321847
Document Type	40-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	277,527,886
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	A1
Entity File Number	001-35571
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false